Voya Global Income and Growth Fund Expense Example - Voya Global Income and Growth Fund	May 31, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 681
Expense Example, with Redemption, 3 Years	931
Expense Example, with Redemption, 5 Years	1,200
Expense Example, with Redemption, 10 Years	1,967
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	288
Expense Example, with Redemption, 3 Years	609
Expense Example, with Redemption, 5 Years	1,056
Expense Example, with Redemption, 10 Years	2,296
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	295
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,168
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	485
Expense Example, with Redemption, 10 Years	1,082
Class W
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	529
Expense Example, with Redemption, 10 Years	$ 1,190